January 31, 2017	Mark C. Amorosi mark.amorosi@klgates.com T +1 202 778 9351

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AXA Premier VIP Trust – Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A (File Nos. 811-10509 and 333-70754)

Ladies and Gentlemen:

On behalf of AXA Premier VIP Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 56 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”) with respect to each series of the Trust (each, a “Portfolio” and collectively, the “Portfolios”). This transmission includes a conformed signature page, the manually signed original of which is maintained at the office of the Trust.

The Post-Effective Amendment includes the Prospectus and Statement of Additional Information (“SAI”) for the Trust. The Prospectus has been updated to combine the Trust’s three currently effective prospectuses into one. The SAI has been updated to reflect revisions to the fundamental investment restrictions of each Portfolio, subject to shareholder approval sought pursuant to a proxy statement filed in preliminary form on January 9, 2017 (Accession No. 0001193125-17-005888) (the “Proxy Statement”).

The Post-Effective Amendment is also being filed to make clarifying, updating and stylistic changes to the Trust’s Registration Statement. These changes include updating the presentation of performance information for the Portfolios, including information about performance benchmarks for the Portfolios, and updating certain risk disclosures to reflect developments in the market, as well as other changes.

With regard to the Portfolios’ fundamental investment restrictions, the form of the disclosure included in the Post-Effective Amendment under the heading “Trust Investment Strategies - Fundamental Restrictions” in the SAI is the same as the corresponding disclosure included in the Proxy Statement, which was previously reviewed by the Staff. In addition, the fundamental investment restrictions included in the Post-Effective Amendment do not differ in any significant way from the fundamental investment restrictions and related notations contained in the

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Page 2 January 31, 2017

currently effective Prospectus for 1290 Global Allocation Fund, a series of 1290 Funds, which is a related investment company. This disclosure was previously reviewed by the Staff in the following post-effective amendments to the 1290 Funds’ Registration Statement filed pursuant to Rule 485(a):

•	Post-Effective Amendment No. 26 to the 1290 Funds’ Registration Statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class A, Class C, Class I, and Class R shares of 1290 Global Allocation Fund (Accession No. 0001193125-16-680559) (August 12, 2016); and

•	Post-Effective Amendment No. 34 to 1290 Funds’ Registration Statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder (Accession No. 0001193125-16-794568) (December 15, 2016).

Furthermore, except for the changes described above, the form of the disclosure included in the Post-Effective Amendment in the Prospectus and SAI does not differ significantly from the corresponding disclosure in the Prospectus and SAI contained in the Trust’s currently effective Registration Statement and previously reviewed by the Staff in the following post-effective amendments to the Trust’s Registration Statement filed pursuant to Rule 485(a):

•	Post-Effective Amendment No. 47 to the Trust’s Registration Statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for each of the Portfolios, except the Target 2055 Allocation Portfolio (Accession No. 0001193125-14-045563) (February 11, 2014).

•	Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for the Target 2055 Allocation Portfolio (Accession No. 0001193125-15-008122) (January 12, 2015).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing the Post-Effective Amendment.

The Prospectuses and SAI are marked to show changes from Post Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission on April 26, 2016.

The Post-Effective Amendment is scheduled to become effective on April 21, 2017 pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We would appreciate receiving any comments by March 2, 2017. The Trust would respond to any comments in a post-effective

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amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain exhibits and information not included in the Post-Effective Amendment.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or Fatima Sulaiman at (202) 778-9082.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.

Anthony Geron, Esq.

Michael Weiner, Esq.

AXA Equitable Funds Management Group LLC

Fatima Sulaiman

K&L Gates LLP